Financial instruments - Fair value - Level 3 instrument, Egyptian natural gas supply contract, narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial assets	$ 25,043	$ 23,054
Fair value of Egypt gas supply contract derivative | Level 3 of fair value hierarchy
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial assets	$ 15,300	$ 14,300